STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATIONS
Net investment income	$ 265,467	$ 260,521	$ 284,662
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	74,000	224,793	146,348
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	(60,256)	(11,607)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	339,467	425,058	419,403
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(374,892)	(477,098)	(330,229)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey	170,780	276,958	371,072
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(204,112)	(200,140)	40,843
TOTAL INCREASE (DECREASE) IN NET ASSETS	135,355	224,918	460,246
NET ASSETS
Beginning of year	9,721,949	9,497,031	9,036,785
End of year	$ 9,857,304	$ 9,721,949	$ 9,497,031